Notes to the consolidated financial statements - Other operating income (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes to the consolidated financial statements
Compensation for CMO/Materials transfer	€ 2,848	€ 1,544
Cost Reimbursement claim	700
Sale of equipment	222	308
Other	362	154
Total	€ 4,132	€ 2,006